Employee benefits - Pension and other post-employment benefits (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Composition of Pension and Other Post-Employment Benefit Expense

Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Current service costs	$74	$90	$9	$9
Net interest expense (income)	(5)	2	17	18
Remeasurements of other long term benefits	–	–	4	(1)
Administrative expense	4	3	–	–
Defined benefit pension expense	$73	$95	$30	$26
Defined contribution pension expense	50	43	–	–
	$123	$138	$30	$26

	For the six months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Current service costs	$148	$179	$19	$19
Net interest expense (income)	(10)	4	33	34
Remeasurements of other long term benefits	–	–	6	(1)
Administrative expense	8	7	–	–
Defined benefit pension expense	$146	$190	$58	$52
Defined contribution pension expense	111	95	–	–
	$257	$285	$58	$52

Summary of Composition of Remeasurements Recorded in OCI Related to Pension and Other Post Employment Benefit Plans

Pension and other post-employment benefit remeasurements (1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Actuarial (gains) losses:
Changes in financial assumptions	$653	$(211)	$60	$(22)
Experience adjustments	–	–	(2)	(4)
Return on plan assets (excluding interest based on discount rate)	(574)	123	–	–
	$79	$(88)	$58	$(26)

	For the six months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Actuarial (gains) losses:
Changes in financial assumptions	$1,260	$(193)	$117	$(22)
Experience adjustments	–	–	(3)	(6)
Return on plan assets (excluding interest based on discount rate)	(718)	38	–	–
	$542	$(155)	$114	$(28)

(1)	Market based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.